Equity Incentive Plans and Share-Based Payments (Details Narrative) - USD ($) $ in Millions				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 12, 2022	Dec. 11, 2022	Dec. 07, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost				$ 1.0		$ 1.0		$ 2.2
Compensation cost recognized, weighted average period						1 year 9 months 18 days		2 years 3 months 18 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost				0.2		$ 0.2		$ 0.6
Compensation cost recognized, weighted average period						7 months 6 days		1 year 4 months 24 days
Share based compensation vested in period, fair value								$ 0.8	$ 0.0
Selling, General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses				0.1	$ 0.3	$ 0.5	$ 0.6	0.8	0.8
Selling, General and Administrative Expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses				$ 0.1	$ 0.1	$ 0.3	$ 0.9	$ 1.0	$ 0.1
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remain eligible for issuance shares				163,362		163,362			137,500
Number of shares available for future awards, increased	266,990	129,490
Number of shares available for future issuance								154,359
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award									10 years for stock options issued under the 2021 Plan.
Omnibus Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for future awards, increased			129,490
Omnibus Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for future awards, increased			266,990